Condensed Interim Consolidated Statements of Cash Flow - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Operating activities
Net loss for the year	$ (1,253,990)	$ (1,530,696)	$ (4,102,659)	$ (2,809,037)
Adjustments for the following non-cash items:
Depreciation of property and equipment	42,553	43,406	87,803	67,674
Amortization of intangible assets	270,073	204,786	616,532	265,150
Depreciation on right of use asset	117,019	66,992	134,508	108,335
Interest expense on lease liability	26,824	32,215	62,604	56,316
Share-based compensation				33,091
Write down of investment				27,143
Change in fair value of warrant liability	(35,591)		63,769
Accretion Expense			223,059
Loss on extinguishment of liability			156,339
Gain (loss) on change in fair value of the conversion feature liability			(76,543)
Foreign exchange gain (loss)	4,021	(12,685)	38,836
Net changes in non-cash working capital balances:
Trade and other receivables	(22,557)	68,622	603,764	(26,242)
Prepaid expenses and deposits	(41,552)	(169,105)	60,239	265,545
Accounts payable and accrued liabilities	103,551	(73,808)	519,943	(174,795)
Deferred government incentive	33,603	(196,369)	(208,376)
Deferred revenue	(80,182)		111,921
Income taxes receivable				70,715
Net cash used in operating activities	(836,228)	(1,566,642)	(1,708,261)	(2,116,105)
Financing activities
Share capital issuance	549,059		2,751,937
Proceed from conversion note			300,000
Proceed from Equity purchase agreement			487,491
Proceed from SRED loan			87,369	430,098
Repayment of SRED loan			(517,467)
Additional share capital issued	182,828
Proceed from loan	599,130	71,479
Repayment of loan		2,751,937
Repayment of lease obligations	(104,696)	(86,024)	(196,703)	(81,090)
Net cash provided by financing activity	1,226,321	2,737,392	2,912,627	349,008
Investing activities
Additions to intangible assets	(539,410)	(557,970)	(1,112,399)	(1,300,225)
Additions to property and equipment		(4,632)	(4,991)	(62,073)
Net cash used in investing activity	(539,410)	(562,602)	(1,117,390)	(1,362,298)
Net change in cash	(149,317)	608,148	86,976	(3,129,395)
Effect of changes in foreign exchange rates	62,568	11,105	(226,985)	(47,079)
Cash, beginning of year	580,356	720,365	720,365	3,896,839
Cash, end of year	$ 493,607	$ 1,339,618	580,356	720,365
Supplementary cash flow information:
Interest paid			35,281
Income taxes paid